Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term investments
Balance at the beginning of the year	$ 1,027,459	$ 694,586	$ 452,337
Investments made/transfers from prepayments	258,350	375,620	232,134
Income (loss) from equity method investments	10,434	(13,198)	57
Dividend received from equity method investment	(320)	(932)	(657)
Disposal of investments	(50,401)	(1,889)	(1,623)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values		0
Impairment on investments	(126,820)	(230,859)	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	35,115	207,438	40,074
Currency translation adjustment	25,649	(3,307)	(4,179)
Balance at the end of year	1,179,466	1,027,459	694,586
Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	558,602	570,619	420,356
Investments made/transfers from prepayments	134,925	268,734	134,797
Income (loss) from equity method investments	0	0	0
Dividend received from equity method investment	0	0	0
Disposal of investments	(2,067)	(1,724)	0
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values		(81,385)
Impairment on investments	(126,820)	(230,859)	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	35,838	42,877
Currency translation adjustment	16,906	(2,621)	(3,854)
Balance at the end of year	579,084	558,602	570,619
Equity Method
Long-term investments
Balance at the beginning of the year	199,379	122,491	27,702
Investments made/transfers from prepayments	92,925	91,869	97,337
Income (loss) from equity method investments	10,434	(13,198)	57
Dividend received from equity method investment	(320)	(932)	(657)
Disposal of investments	0	(165)	(1,623)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values		0
Impairment on investments	0	0	0
Fair value change through earnings (including adjustment of subsequent price changes)	0	0	0
Currency translation adjustment	8,743	(686)	(325)
Balance at the end of year	311,161	199,379	122,491
Available-for-Sale Securities/Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	269,478	1,476	4,279
Investments made/transfers from prepayments	30,500	15,017	0
Income (loss) from equity method investments	0	0	0
Dividend received from equity method investment	0	0	0
Disposal of investments	(48,334)	0	0
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values		81,385
Impairment on investments	0	0	0
Fair value change through earnings (including adjustment of subsequent price changes)	37,577	171,600	(2,803)
Currency translation adjustment	0	0	0
Balance at the end of year	$ 289,221	$ 269,478	$ 1,476